Stock-based Compensation (VIDP) (Details) - CAD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted-average grant date fair value
Closing stock price (in dollars per share)	$ 139.94
Remittance of stock-based award participants' withholding tax obligation	$ 48,000,000	$ 61,000,000	$ 51,000,000
Voluntary Incentive Deferral Plan (VIDP) [Member] | DSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company's additional grant percentage of elected amount	25.00%
Number of years in the plan period over which the units will vest	4 years
Voluntary Incentive Deferral Plan (VIDP) [Member] | Equity Settled Awards [Member] | DSU [Member]
Roll forward of outstanding DSUs
Units outstanding at beginning of period (in shares)	0.7
Granted (in shares)	0.0
Settled (in shares)	(0.1)
Units outstanding at end of period (in shares)	0.6	0.7
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share)	$ 81.91
Weighted-average grant date fair value of units granted in period (in dollars per share)	124.14
Weighted-average grant date fair value of units settled in period (in dollars per share)	80.39
Weighted-average grant date fair value at end of period (in dollars per share)	$ 83.47	$ 81.91
Aggregate intrinsic value of share units outstanding	$ 76,000,000
Remittance of stock-based award participants' withholding tax obligation	$ 7,000,000
Voluntary Incentive Deferral Plan (VIDP) [Member] | Cash Settled Awards [Member] | DSU [Member]
Roll forward of outstanding DSUs
Units outstanding at beginning of period (in shares)	0.1
Granted (in shares)	0.0
Settled (in shares)	0.0
Units outstanding at end of period (in shares)	0.1	0.1
Weighted-average grant date fair value
Stock-based compensation liability outstanding	$ 14,000,000	$ 16,000,000
Closing stock price (in dollars per share)	$ 139.94
Fair value of awards vested during the period	$ 0	$ 0	$ 0